Operating Segments	12 Months Ended
Dec. 31, 2015
Operating Segments Reconciliation [Abstract]
Summary of Operating Segments
SUMMARY OF OPERATING SEGMENTS

	General Electric Company and consolidated affiliates
(In millions)	2015	2014	2013	2012	2011

Revenues
Power	$21,490	$20,580	$19,315	$20,364	$20,335
Renewable Energy	6,273	6,399	4,824	7,373	4,924
Oil & Gas	16,450	19,085	17,341	15,539	13,874
Energy Management	7,600	7,319	7,569	7,412	6,422
Aviation	24,660	23,990	21,911	19,994	18,859
Healthcare	17,639	18,299	18,200	18,290	18,083
Transportation	5,933	5,650	5,885	5,608	4,885
Appliances & Lighting	8,751	8,404	8,338	7,967	7,692
Total industrial segment revenues	108,796	109,727	103,383	102,548	95,074
Capital	10,801	11,320	11,267	11,268	11,843
Total segment revenues	119,597	121,047	114,650	113,816	106,918
Corporate items and eliminations	(2,211)	(3,863)	(1,405)	(1,228)	3,145
Consolidated revenues	$117,386	$117,184	$113,245	$112,588	$110,062

Segment profit
Power	$4,502	$4,486	$4,328	$4,368	$4,213
Renewable Energy	431	694	485	914	714
Oil & Gas	2,427	2,758	2,357	2,064	1,754
Energy Management	270	246	110	131	78
Aviation	5,507	4,973	4,345	3,747	3,512
Healthcare	2,882	3,047	3,048	2,920	2,803
Transportation	1,273	1,130	1,166	1,031	757
Appliances & Lighting	674	431	381	311	237
Total industrial segment profit	17,966	17,764	16,220	15,487	14,067
Capital	(7,983)	1,209	401	1,245	1,469
Total segment profit	9,983	18,973	16,621	16,731	15,536
Corporate items and eliminations	(5,108)	(6,225)	(6,002)	(4,719)	(1,317)
GE interest and other financial charges	(1,706)	(1,579)	(1,333)	(1,353)	(1,299)
GE provision for income taxes	(1,506)	(1,634)	(1,667)	(2,013)	(4,839)
Earnings from continuing operations
attributable to GE common shareowners	1,663	9,535	7,618	8,646	8,081
Earnings (loss) from discontinued
operations, net of taxes	(7,495)	5,855	5,475	5,047	5,143
Less net earnings (loss) attributable to
noncontrolling interests, discontinued operations	312	157	36	53	104
Earnings (loss) from discontinued operations,
net of tax and noncontrolling interest	(7,807)	5,698	5,439	4,995	5,039
Consolidated net earnings (loss)
attributable to GE common shareowners	$(6,145)	$15,233	$13,057	$13,641	$13,120

NOTE 24. OPERATING SEGMENTS

Basis for presentation

Our operating businesses are organized based on the nature of markets and customers. Segment accounting policies are the same as described and referenced in Note 1. Segment results for our financial services businesses reflect the discrete tax effect of transactions.

Results of our equity method investment in NBCU LLC, which we sold in the first quarter of 2013 are reported in the Corporate items and eliminations line on the Summary of Operating Segments.

A description of our operating segments as of December 31, 2015, can be found below, and details of segment profit by operating segment can be found in the Summary of Operating Segments table in “Management’s Discussion and Analysis of Financial Condition and Results of Operations”

Power

Power plant products and services, including design, installation, operation and maintenance services are sold into global markets. Gas, steam and aeroderivative turbines, nuclear reactors, generators, combined cycle systems, controls and related services, including total asset optimization solutions, equipment upgrades and long-term maintenance service agreements are sold to power generation and other industrial customers. Water treatment services and equipment include specialty chemical treatment programs, water purification equipment, mobile treatment systems and desalination processes.

renewable energy

Renewable Energy makes power from renewable sources affordable, accessible, and reliable for the benefit of people everywhere. With one of the broadest technology portfolios in the industry, Renewable Energy creates value for customers by providing technology and services in the Onshore Wind Power industry, high-yield offshore wind turbines as well as a full range of solutions, products and services to serve the hydropower industry, from initial design to final commissioning.

Oil & Gas

Oil & Gas supplies mission critical equipment for the global oil and gas industry, used in applications spanning the entire value chain from drilling and completion through production, liquefied natural gas (LNG) and pipeline compression, pipeline inspection, and including downstream processing in refineries and petrochemical plants. The business designs and manufactures surface and subsea drilling and production systems, equipment for floating production platforms, compressors, turbines, turboexpanders, high pressure reactors, industrial power generation and a broad portfolio of auxiliary equipment.

Energy Management

Energy Management is GE’s electrification business. Global teams design leading technology solutions for the delivery, management, conversion and optimization of electrical power for customers across multiple energy-intensive industries. GE has invested in our Energy Management capabilities, with strategic acquisitions and joint ventures that enable GE to increase its offerings to the utility, industrial, renewable energy, oil and gas, marine, metals and mining industries. Plant automation hardware, software and embedded computing systems including controllers, embedded systems, advanced software, motion control, operator interfaces and industrial computers are also provided by Energy Management.

Aviation

Aviation products and services include jet engines, aerospace systems and equipment, replacement parts and repair and maintenance services for all categories of commercial aircraft; for a wide variety of military aircraft, including fighters, bombers, tankers and helicopters; for marine applications; and for executive and regional aircraft. Products and services are sold worldwide to airframe manufacturers, airlines and government agencies.

Healthcare

Healthcare products include diagnostic imaging systems such as magnetic resonance (MR), computed tomography (CT) and positron emission tomography (PET) scanners, X-ray, surgical & interventional imaging, nuclear imaging, digital mammography and molecular imaging technologies. Healthcare-manufactured technologies include patient and resident monitoring, diagnostic cardiology, ultrasound, bone densitometry, anesthesiology and oxygen therapy, and neonatal and critical care devices. Related services include equipment monitoring and repair, information technologies and customer productivity services. Products also include diagnostic imaging agents used in medical scanning procedures, drug discovery, biopharmaceutical manufacturing and purification, and tools for protein and cellular analysis for pharmaceutical and academic research, including a pipeline of precision molecular diagnostics in development for neurology, cardiology and oncology applications. Products and services are sold worldwide to hospitals, medical facilities, pharmaceutical and biotechnology companies, and to the life science research market.

Transportation

Transportation is a global technology leader and supplier to the railroad, mining, marine and drilling industries. GE provides freight and passenger locomotives, diesel engines for rail, marine and stationary power applications, railway signaling and communications systems, underground mining equipment, motorized drive systems for mining trucks, information technology solutions, high-quality replacement parts and value added services.

Appliances & Lighting

Products include major appliances and related services for products such as refrigerators, freezers, electric and gas ranges, cooktops, dishwashers, clothes washers and dryers, microwave ovens, room air conditioners, residential water systems for filtration, softening and heating, and hybrid water heaters. These products are distributed both to retail outlets and direct to consumers, mainly for the replacement market, and to building contractors and distributors for new installations. Lighting manufactures, sources and sells a variety of energy-efficient solutions for commercial, industrial, municipal and consumer applications, utilizing light-emitting diode (LED), fluorescent, halogen and high-intensity discharge (HID) technologies. Products and services are sold in North America and in global markets under various GE and private-label brands.

Capital

Capital’s continuing financial services businesses and products are geared to utilize GE’s industry-specific expertise in aviation, energy, infrastructure and healthcare to capitalize on market-specific opportunities. In addition, we continue to operate our run-off insurance activities as part of our continuing operations. Products and services are primarily offered in North America and in global markets through its Vertical financing businesses.

REVENUES

	Total revenues(a)			Intersegment revenues(b)			External revenues
(In millions)	2015	2014	2013	2015	2014	2013	2015	2014	2013

Power	$21,490	$20,580	$19,315	$762	$778	$700	$20,728	$19,802	$18,615
Renewable Energy	6,273	6,399	4,824	12	14	17	6,261	6,386	4,807
Oil & Gas	16,450	19,085	17,341	387	402	371	16,063	18,683	16,970
Energy Management	7,600	7,319	7,569	1,000	890	848	6,600	6,429	6,720
Aviation	24,660	23,990	21,911	418	692	500	24,242	23,298	21,411
Healthcare	17,639	18,299	18,200	7	6	14	17,633	18,293	18,186
Transportation	5,933	5,650	5,885	1	(2)	12	5,932	5,652	5,874
Appliances & Lighting	8,751	8,404	8,338	22	22	25	8,729	8,383	8,313
Total industrial	108,796	109,727	103,383	2,608	2,801	2,486	106,188	106,926	100,896
Capital	10,801	11,320	11,267	1,151	1,037	841	9,650	10,283	10,427
Corporate items
and eliminations(c)	(2,211)	(3,863)	(1,405)	(3,759)	(3,838)	(3,327)	1,548	(25)	1,922
Total	$117,386	$117,184	$113,245	$-	$-	$-	$117,386	$117,184	$113,245

(a) Revenues of GE businesses include income from sales of goods and services to customers and other income.

(b) Sales from one component to another generally are priced at equivalent commercial selling prices.

(c) Includes the results of our former equity method investment in NBCUniversal LLC.

Revenues from customers located in the United States were $53,238 million, $51,147 million and $49,356 million in 2015, 2014 and 2013, respectively. Revenues from customers located outside the United States were $64,148 million, $66,038 million and $63,888 million in 2015, 2014 and 2013, respectively.

				Property, plant and
	Assets(a)(b)			equipment additions(c)			Depreciation and amortization
	At December 31			For the years ended December 31			For the years ended December 31
(In millions)	2015	2014	2013	2015	2014	2013	2015	2014	2013

Power	$51,674	$26,698	$26,168	$2,122	$578	$685	$712	$563	$593
Renewable Energy	8,726	3,572	3,269	999	41	23	116	113	73
Oil & Gas	26,126	27,329	26,250	422	656	1,191	596	585	481
Energy Management	16,808	10,976	10,305	1,073	176	137	322	313	323
Aviation	34,524	33,716	32,273	1,260	1,197	1,178	855	824	677
Healthcare	28,162	29,227	27,858	284	405	316	799	843	861
Transportation	4,368	4,449	4,418	202	128	282	179	169	166
Appliances & Lighting	4,702	4,560	4,306	275	359	405	103	235	300
Capital(d)	316,686	503,179	520,399	7,570	3,818	3,274	2,584	2,612	2,847
Corporate items
and eliminations(e)	916	11,249	8,001	(297)	(111)	194	231	164	258
Total	$492,692	$654,954	$663,247	$13,911	$7,247	$7,685	$6,499	$6,421	$6,581

  Assets of industrial discontinued operations, NBCU (our formerly consolidated subsidiary) and our former equity method investment in NBCUniversal LLC are included in Corporate items and eliminations for all periods presented.
  Total assets of Power, Renewable Energy, Oil & Gas, Energy Management, Aviation, Healthcare, Transportation, Appliances & Lighting and Capital operating segments at December 31, 2015, include investment in and advances to associated companies of $469 million, $36 million, $143 million, $743 million, $1,400 million, $571 million, $6 million, $59 million and $7,546 million, respectively. Investments in and advances to associated companies contributed approximately $31 million, $(1) million, $7 million, $17 million, $88 million, $(43) million, $60 million and $347 million to segment pre-tax income of Power, Renewable Energy, Oil & Gas, Energy Management, Aviation, Healthcare, Appliances & Lighting and Capital operating segments, respectively, and Transportation an insignificant amount, for the year ended December 31, 2015.
  Additions to property, plant and equipment include amounts relating to principal businesses purchased.
  Includes Capital discontinued operations
  Includes deferred income taxes that are presented as assets for purposes of our consolidating balance sheet presentation.

	Interest and other financial charges			Provision (benefit) for income taxes
(In millions)	2015	2014	2013	2015	2014	2013

Capital	$2,301	$1,638	$2,021	$4,979	$(861)	$(448)
Corporate items and eliminations(a)	1,162	1,085	849	1,506	1,634	1,667
Total	$3,463	$2,723	$2,870	$6,485	$773	$1,219

(a) Included amounts for Power, Renewable Energy, Oil & Gas, Energy Management, Aviation, Healthcare, Transportation and Appliances & Lighting, for which our measure of segment profit excludes interest and other financial charges and income taxes.

Property, plant and equipment – net associated with operations based in the United States were $14,273 million, $9,868 million and $10,065 million at year-end 2015, 2014 and 2013, respectively. Property, plant and equipment – net associated with operations based outside the United States were $39,822 million, $38,202 million and $40,165 million at year-end 2015, 2014 and 2013, respectively.